Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based compensation expenses	¥ 26,683	¥ 45,473	¥ 8,518
Cost of Revenues [Member]
Share-based compensation expenses	1,657	667	1,341
Sales and Marketing Expenses [Member]
Share-based compensation expenses	590	6,637	2,380
Research and Development Expenses [Member]
Share-based compensation expenses	13,966	27,114	3,800
General and Administrative Expenses [Member]
Share-based compensation expenses	¥ 10,470	¥ 11,055	¥ 997